EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of reconciliation between basic and diluted earnings (loss) per share
The following table provides the reconciliation between basic and diluted earnings (loss) per share:

	2015	2014	2013
Net loss from continuing operations	$(2,674)	$(16,853)	$(15,550)
Net earnings from discontinued operations	—	—	70,588
Net earnings (loss)	$(2,674)	$(16,853)	$55,038

Weighted average shares used in computation of:
Basic	32,166	31,512	30,771
Assumed conversion	—	—	—
Diluted	32,166	31,512	30,771
Basic and dilutive earnings (loss) per share (in dollars):
Continuing operations	$(0.08)	$(0.53)	$(0.50)
Discontinued operations	—	—	2.29
	$(0.08)	$(0.53)	$1.79